Commitments - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Commitment And Contingencies [Line Items]
Purchase commitments under non-cancellable contracts in 2017					$ 853
Purchase commitments under non-cancellable contracts past 2017					853
Operating Leases Rent Expense Net	$ 0	$ 0	$ 2,028
Guaranteed bank credit agreements		21,280			7,816
Land use rights, net		2,129			1,966
Guanghuan Xinwang Co Limited ("Guanghuanxinwang")
Commitment And Contingencies [Line Items]
Guaranteed bank credit agreements				¥ 40	5,761
Carrying value of the pledged property		$ 2,783			9,553
17FOXSY
Commitment And Contingencies [Line Items]
Carrying value of the pledged property					8,626
Land use rights, net					$ 1,966